Subsequent Events - Schedule of Pro Forma Condensed (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pro Forma Condensed [Line Items]
July Investment Agreement Derivative	$ 112,521,314
CPU Share Allocation Obligations	2,505,277
Total liabilities	$ 115,026,591	$ 11,554,861	$ 10,930,173	$ 9,353,470